income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 589	$ 446
Revaluation of deferred income tax liability to reflect future income tax rates		(6)
Adjustments recognized in the current period for income taxes of prior periods	(8)	(20)
Non-deductible amounts	23	20
Gain on disposition	(46)
Other	22	11
Income taxes	$ 580	$ 451
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	25.80%	26.10%
Tax rate effect for revaluation of deferred income tax liability to reflect future income tax rates (as a percent)		(0.40%)
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(0.30%)	(1.30%)
Tax rate effect for non-deductible amounts (as a percent)	1.00%	1.20%
Tax rate effect for other (as a percent)	1.00%	0.70%
Tax rate effect for gain on disposition (as a percentage)	(2.00%)
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	25.50%	26.30%